SHARE-BASED PAYMENTS - Instruments Outstanding (Details) $ / shares in Units, $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 shares $ / shares
Disclosure of classes of share capital [line items]
Issued on vesting of restricted share units | $	$ 0.0		$ 0.0
Mark-to-market gain/(loss) on deferred share units | $	(1.6)		0.9
Issued on vesting of restricted share units (Note 30) | $	0.0		0.0
Mark-To-Market Gain (Loss) On Deferred Share Units | $	$ 1.6		(0.9)
Restricted Share Units (RSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,453,000		2,210,000
Granted (in shares)	1,443,567	1,443,567
Weighted average fair value at measurement date, other equity instruments granted | $		$ 5.25
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,180,865	1,180,865
Issued on vesting of restricted share units | $	$ 4.4		$ 4.5
Number of other equity instruments canceled in share-based payment arrangement (in shares)			19,456
Granted (in shares)	1,443,567	1,443,567
Weighted average fair value at measurement date, other equity instruments granted | $		$ 5.25
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,180,865	1,180,865
Issued on vesting of restricted share units (Note 30) | $	$ 4.4		$ 4.5
Number of other equity instruments canceled in share-based payment arrangement (in shares)			19,456
Deferred Share Units (DSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		5,418,000		5,061,000
Granted (in shares)	357,099	357,099
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0	0
Shares in hedging arrangement (in shares)		4,200,000
Value of hedged shares (in CAD per share) | $ / shares		$ 7.26
Mark-to-market gain/(loss) on deferred share units | $	$ (8.8)
Mark-to-market gain on DSU, hedge | $	$ 7.2
Granted (in shares)	357,099	357,099
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	0	0
Expense from share-based payment transactions with employees | $		$ 1,700,000
Shares in hedging arrangement (in shares)		4,200,000
Value of hedged shares (in CAD per share) | $ / shares		$ 7.26
Mark-To-Market Gain (Loss) On Deferred Share Units | $	$ 8.8
Mark-to-market gain on DSU, hedge | $	$ 7.2
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,249,000		2,020,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 15.18
Granted (in shares)	1,345,884	1,345,884
Number of other equity instruments canceled in share-based payment arrangement (in shares)	1,117,219	1,117,219
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 15.18
Granted (in shares)	1,345,884	1,345,884
Number of other equity instruments canceled in share-based payment arrangement (in shares)	1,117,219	1,117,219
Employee stock option
Disclosure of classes of share capital [line items]
Number of share options outstanding (in shares)		0		256,000
Number of shares authorised (in shares)		24,900,000		24,900,000
Number of shape options exercisable (in shares)				256,348
Number of share options granted in share-based payment arrangement (in shares)	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares				$ 5.30
Number of shape options exercisable (in shares)				256,348
Number of share options granted in share-based payment arrangement (in shares)	0	0
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares				$ 5.30